RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Consultancy Fee	$ 90,000	$ 104,000	$ 96,000
Related Party Consultancy Fee Payable	22,500
Related Party Salaries	110,723	103,651	124,951
Due to related parties, non-interest bearing [note 9c]	24,150	31,613
Accounts Payable, Related Parties, Current	74,836	13,287
Advance To Related Party		2,574
Directors' remuneration	12,000	12,000	12,000
Non Interest Expense Directors Fees Outstanding	12,000	0
Receivable from a related party [note 9h]	486,454	246,226
Noninterest Advance To Related Party	9,500	31,613
Directors and Senior Officers [Member]
Accounts Payable, Related Parties, Current	0	387
CWN Capital Inc [Member]
Accounts Payable, Related Parties, Current	270,810	202,280
Services Provided To Related Party	270,810	202,280	139,091
Costs Incurred On Behalf Related Party	215,644	43,946
CWN Mining Acquisition [Member]
Services Provided To Related Party	$ 14,043	$ 0	$ 0